March 10, 2023
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account C
1940 Act Registration Number: 811‑08814
1933 Act Registration Numbers: 033‑85090 and 033‑98062
CIK: 0000931424
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	February 28, 2023
Deutsche DWS Investments VIT Funds	0001006373	February 24, 2023
Deutsche DWS Variable Series I	0000764797	March 1, 2023
Deutsche DWS Variable Series II	0000810573	February 24, 2023
Federated Hermes Insurance Series	0000912577	February 23, 2023
MFS® Variable Insurance Trust	0000918571	February 27, 2023
MFS® Variable Insurance Trust II	0000719269	February 27, 2023
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	March 2, 2023
Pioneer Variable Contracts Trust	0000930709	March 8, 2023
T. Rowe Price Equity Series, Inc.	0000918294	February 15, 2023
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 15, 2023
T. Rowe Price International Series, Inc.	0000918292	February 15, 2023
Variable Insurance Products Fund	0000356494	February 21, 2023
Variable Insurance Products Fund II	0000831016	February 21, 2023
Variable Insurance Products Fund III	0000927384	February 21, 2023
Variable Insurance Products Fund V	0000823535	February 21, 2023

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

K. WES SUTER

K. Wes Suter
Authorized Signor
Companion Life Insurance Company